Parent Only Information (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000
Common stock, shares issued	70,999,436	62,811,334
Common stock, shares outstanding	70,999,436	62,811,334
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	9,452,407
Common stock, shares outstanding	9,452,407